March 30, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Retirement Builder Variable Annuity Account
File No. 811-07689, CIK 0001016809
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Davis Variable Account Fund, Inc., Evergreen Variable Annuity Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS® Variable Insurance Trust, Nations Separate Account Trust, JP Morgan Investment Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, and Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

•	On March 2, 2006, AEGON/Transamerica Series Trust filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 3, 2006, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 8, 2006, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 16, 2006, Dreyfus Stock Index Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000846800);

•	On February 16, 2006, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

•	On February 27, 2006, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060);

•	On February 24, 2006, Evergreen Variable Annuity Trust filed its annual report with the Commission via EDGAR (CIK: 0000928754);

Securities and Exchange Commission

March 30, 2006

•	On March 1, 2006, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

•	On February 27, 2006, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On March 10, 2006, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On March 9, 2006, Nations Separate Account Trust filed its annual report with the Commission via EDGAR (CIK: 0001049787);

•	On March 10, 2006, JP Morgan Investment Trust filed its annual report with the Commission via EDGAR (CIK: 0000909221);

•	On March 2, 2006, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On February 28, 2006, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671); and

•	On February 28, 2006, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company